Related Party Transactions - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2022
Bombardier Inc. [member]
Disclosure of transactions between related parties [line items]
Reimbursement of income taxes, related party transactions	$ 22.2	$ 22.1
Beaudier group and Bain capital [member]
Disclosure of transactions between related parties [line items]
Secondary offering	2,000,000
Fees and expenses related to secondary offering	$ 0.6